Loan Receivables (Details) - Schedule of Loan Receivables	12 Months Ended
	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2023 USD ($)
Loan Receivables [Line Items]
Total	RM 49,071,395			$ 10,692,565
Less: Unearned interest	(12,222,634)			(2,663,289)
Total	36,848,761	$ 8,029,276
Less: Allowance for expected credit losses on loan receivables	(272,225)			(59,317)
Total loan receivables	36,576,536			7,969,959
Current asset	15,378,236			3,350,889
Non-current asset	21,198,300			4,619,070
Personal loans [Member]
Loan Receivables [Line Items]
Loans, advances and financing	2,912,547			634,639
Term loans [Member]
Loan Receivables [Line Items]
Loans, advances and financing	43,339,398			9,443,573
Loans to related parties [Member]
Loan Receivables [Line Items]
Loans, advances and financing	RM 2,819,450			$ 614,353